LEASES (Details 2) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease right-of-use asset	$ 0	$ 0	$ 60,357	$ 415,285
Current portion		0	62,323	364,738
Non-current portion		0	0	62,323
Total	$ 0	$ 0	$ 62,323	$ 427,061